UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust (Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

James M. Odland, Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7215 Date of fiscal year end: October 31 Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

Vote Summary Report
Jul 01, 2005 - Jun 30, 2006

Thrivent Financial Securities Lending Trust
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

None

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 24, 2006	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

*

Pamela J. Moret
President

* James M. Odland, by signing his name hereto, does hereby sign this document on behalf of
Pamela J. Moret pursuant to a power of attorney duly executed by such person.

*By: /s/ James M. Odland

James M. Odland, Attorney-in-fact